UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Savitr Capital, LLC
Address: One Market Plaza
         Steuart Tower, Suite 1400
         San Francisco, CA  94105

13F File Number:  28-0001442757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Farida Udaipurwala
Title:     Chief Operating Officer
Phone:     415-430-4288

Signature, Place, and Date of Signing:

  /s/ Farida Udaipurwala     San Francisco, CA     August 5, 2011

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $87,145 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


NONE

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                                                     FORM 13F INFORMATION TABLE

								VALUE 	SHARES	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
ACTIVE POWER INC		COM		00504W100	1159	473230	SH		SOLE			473230
AGRIUM INC			COM		008916108	2194	25000	SH		SOLE			25000
AMERICAN CAPITAL AGENCY CORP	COM		02503X105	2038	70000	SH		SOLE			70000
ARCHER DANIELS MIDLAND CO	COM		039483102	1697	56300	SH		SOLE			56300
BARRETT BILL CORP		COM		06846N104	2318	50000	SH		SOLE			50000
BUNGE LIMITED			COM		G16962105	1724	25000	SH		SOLE			25000
CABOT OIL & GAS CORP		COM		127097103	1989	30000	SH		SOLE			30000
CHESAPEAKE ENERGY CORP		COM		165167107	2049	69000	SH		SOLE			69000
CHINA HYDROELECTRIC CORP	SPONSORED ADR	16949D101	650	159384	SH		SOLE			159384
CODEXIS INC			COM		192005106	2706	281011	SH		SOLE			281011
COMPLETE PRODUCTION SERVICES	COM		20453E109	500	15000	SH		SOLE			15000
COVANTA HLDG CORP		COM		22282E102	2474	150000	SH		SOLE			150000
CYPRESS SHARPRIDGE INVTS INC	COM		23281A307	1986	155000	SH		SOLE			155000
EL PASO PIPELINE PARTNERS L	COM UNIT LPI	283702108	348	10000	SH		SOLE			10000
ELSTER GROUP SE			SPONSORED ADR	290348101	1566	95600	SH		SOLE			95600
GENERAL CABLE CORP DEL NEW	COM		369300108	2342	55000	SH		SOLE			55000
GT SOLAR INTL INC		COM		3623E0209	4835	298432	SH		SOLE			298432
JINKOSOLAR HLDG CO LTD		SPONSORED ADR	47759T100	6969	262770	SH		SOLE			262770
LDK SOLAR CO LTD		SPONSORED ADR	50183L107	975	132816	SH		SOLE			132816
LINDSAY CORP			COM		535555106	1875	27257	SH		SOLE			27257
MAXWELL TECHNOLOGIES INC	COM		577767106	1136	70161	SH		SOLE			70161
NEWFIELD EXPL CO		COM		651290108	1884	27700	SH		SOLE			27700
NEXTERA ENERGY INC		COM		65339F101	2586	45000	SH		SOLE			45000
PETROHAWK ENERGY CORP		COM		716495106	4874	197557	SH		SOLE			197557
PINNACLE WEST CAP CORP		COM		723484101	3344	75000	SH		SOLE			75000
RANGE RES CORP			COM		75281A109	2220	40000	SH		SOLE			40000
REGENCY ENERGY PARTNERS L P	COM UNITS L P	75885Y107	647	25000	SH		SOLE			25000
SANDRIDGE ENERGY INC		COM		80007P307	1332	124932	SH		SOLE			124932
SEMILEDS CORP			COM		816645105	563	87300	SH		SOLE			87300
SIEMENS A G			SPONSORED ADR	826197501	4126	30000	SH		SOLE			30000
SOUTHERN CO			COM		842587107	3230	80000	SH		SOLE			80000
TELVENT GIT SA			SHS		E90215109	2179	54749	SH		SOLE			54749
TRINA SOLAR LIMITED		SPON ADR	89628E104	2901	129380	SH		SOLE			129380
ULTRA PETROLEUM CORP		COM		903914109	3664	80000	SH		SOLE			80000
VEECO INSTRS INC DEL		COM		922417100	2277	47026	SH		SOLE			47026
WISCONSIN ENERGY CORP		COM		976657106	2351	75000	SH		SOLE			75000
XCEL ENERGY INC			COM		98389B100	2916	120000	SH		SOLE			120000
YINGLI GREEN ENERGY HLDG CO	ADR		98584B103	2521	273688	SH		SOLE			273688
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